Convertible Senior Notes	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Convertible Senior Notes

Note 9. Convertible Senior Notes

Convertible senior notes consist of the following as of September 30, 2021 (in thousands):

Principal amount of Notes	$50,000
Unamortized debt issuance costs	(309)
Net carrying amount	$49,691

On February 9, 2021, we issued $50.0 million in aggregate principal amount of convertible senior notes due 2024 (the “Notes”) to various funds managed by Magnetar Financial LLC (“Magnetar”). The Notes are subject to the terms and conditions of the note issuance agreement between Appgate and Magnetar, the representative of the holders (the “Note Issuance Agreement”), and the note purchase agreement between Appgate and the lender parties thereto.

We received net proceeds of $49.8 million from the issuance of the Notes, after deducting fees and expenses of $0.2 million. As of September 30, 2021, we have additional debt issuance costs of $0.2 million recorded as accrued expenses in our condensed consolidated balance sheet. We recorded these expenses as debt issuance costs that will be amortized over the term of the Notes.

The Notes are senior, unsecured obligations of Appgate, and the payment of the principal and interest is unconditionally guaranteed, jointly and severally by Appgate’s U.S. subsidiaries and, as of the closing of the Merger, also by Appgate, Inc. The Notes will mature on February 9, 2024, unless earlier converted, redeemed, or repurchased. As described in Note 1, upon closing of the Merger, we issued an additional $25.0 million in aggregate principal amount of Notes. We may also issue up to an additional $25.0 million in aggregate principal amount of Notes at the election of the holders of the Notes, in one or more closings, on or prior to February 8, 2022.

Interest on the Notes is payable either entirely in cash or entirely in kind (“PIK Interest”), or a combination of cash and PIK Interest at Appgate’s discretion. The Notes bear interest at the annual rate of 5% with respect to interest payments made in cash and 5.50% with respect to PIK Interest, with interest payable semi-annually on February 1 and August 1 of each year, commencing on August 1, 2021. Additional notes (“PIK Notes”) to be issued for PIK Interest will have the same terms and conditions as the Notes. The Note Issuance Agreement includes certain affirmative and financial covenants we are required to satisfy. Appgate was in compliance with all covenants as of September 30, 2021 and expects to remain in compliance with such covenants for at least the next 12 months.

Other key terms of the Notes, as of September 30, 2021, follow:

Conversion upon Change of Control.    If Appgate undergoes a Change of Control (as defined in the Note Issuance Agreement) other than the Merger prior to maturity, each holder of the Notes shall have the option to convert all or any portion of such Notes into Appgate common stock subject to and in accordance with the terms of the Note Issuance Agreement, including the applicable conversion rate thereunder. As of the closing of the Merger, since Appgate, Inc. assumed this conversion obligation pursuant to the Supplemental Agreement, the right of the holders of the Notes to convert is no longer into Appgate common stock, but instead into Appgate, Inc. common stock.

Conversion.    Other than upon a Change of Control, prior to maturity, each holder of the Notes shall have the option to convert all or any portion of such Notes into Appgate common stock subject to and in accordance with the terms of the Note Issuance Agreement, including the applicable conversion rate thereunder. As of the closing of the Merger, since Appgate, Inc. assumed this conversion obligation pursuant to the Supplemental Agreement, the right of the holders of the Notes to convert is no longer into Appgate common stock, but instead into Appgate, Inc. common stock.

Guarantees; Conversion Obligations.    The Notes are guaranteed by each of Appgate’s wholly owned domestic subsidiaries and, as of the closing of the Merger, also by Appgate, Inc. Upon the consummation of certain events resulting in Appgate becoming a direct or indirect subsidiary of any person (including the Merger), such acquiring person, any direct or indirect parent company thereof and each subsidiary thereof (immediately prior to such event) shall unconditionally guarantee Appgate’s Obligations and assume all of Appgate’s Conversion Obligations and Change of Control Conversion Obligations and, upon such assumption, Appgate shall be released from its Conversion Obligations and Change of Control Conversion Obligations. As described in Note 18, in connection with the closing of the Merger, Appgate, Inc. entered into the Supplemental Agreement and, among other things, unconditionally guaranteed all of Appgate’s obligations related to the Notes, and assumed all of Appgate’s conversion obligations and change of control obligations thereunder.

Repurchase Upon a Fundamental Change.    Upon the occurrence of a Fundamental Change at any time after a Public Company Event (as such terms are defined in the Note Issuance Agreement), each holder of Notes shall have the option to require Appgate to repurchase for cash all or any portion of such Notes, at a repurchase price equal to 100% of the principal amount thereof, plus accrued and unpaid interest thereon, subject to and in accordance with the terms of the Note Issuance Agreement.

Repurchase Upon a Change of Control.    Upon the occurrence of a Change of Control other than the Merger at any time before a Public Company Event, each holder of Notes shall have the option to require Appgate to repurchase for cash all or any portion of such Notes, at a repurchase price equal to 102% of the principal amount thereof, plus accrued and unpaid interest thereon, subject to and in accordance with the terms of the Note Issuance Agreement.

Covenants.    The Note Issuance Agreement contains restrictive covenants that, among other things, generally limit the ability of Appgate and certain of its subsidiaries (subject to certain exceptions) to: (i) incur additional debt and issue Disqualified Stock (as defined in the Note Issuance Agreement); (ii) create liens; (iii) pay dividends, acquire shares of capital stock, or make investments; (iv) issue guarantees; (v) sell assets and (vi) enter into transactions with affiliates. The foregoing restrictive covenants are subject to a number of important exceptions and qualifications, as set forth in the Note Issuance Agreement.

Events of Default.    The Note Issuance Agreement provides for customary events of default which include (subject in certain cases to customary grace and cure periods), among others: (i) nonpayment of principal or interest; (ii) breach of covenants or other agreements in the Note Issuance Agreement; (iii) defaults in failure to pay certain other indebtedness; and (iv) certain events of bankruptcy or insolvency. Generally, if an event of default occurs and is continuing under the Note Issuance Agreement, Magnetar or the holders of at least 25% in aggregate principal amount of the Notes then outstanding may declare the principal of, premium, if any, and accrued interest on all the Notes immediately due and payable.

No Registration.    The Notes and any Appgate common stock to be issued upon conversion of the Notes have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or any state securities laws and may not be offered or sold in the United States absent registration under the Securities Act or an applicable exemption from registration requirements. This description of the Note Issuance Agreement and the Notes does not constitute an offer to sell, or the solicitation of an offer to buy, any securities and shall not constitute an offer, solicitation or sale in any jurisdiction in which such offer, solicitation or sale would be unlawful.

If the holders have not converted the Notes and the Notes have not been redeemed by the maturity date, Appgate (and upon close of the Merger, Appgate, Inc.) must repay the outstanding principal amount and accrued interest.

The Notes contain (i) call options to be settled in cash upon the occurrence of a Change of Control (other than the Merger), (ii) put options to be settled in cash contingent upon the occurrence of a Fundamental Change (as defined in the Note Issuance Agreement) after a Public Company Event or a Change of Control (other than the Merger) and (iii) a default interest rate increase of 3% applicable upon the occurrence of an event of default. Appgate evaluated the embedded call and put options under the guidance of ASC 815, Derivatives and Hedging, and determined that the call and put options upon a Change of Control (other than the Merger) are embedded derivatives requiring bifurcation at fair value. However, management determined the probability of a cash settlement to be remote and as such the fair value of the embedded redemption feature has been estimated to be zero. Management also evaluated the other redemption features and determined there were no discounts or premiums that exceed 10%, concluding that any repurchase would be at market value. Accordingly, the fair value of those other redemption features was also estimated to be zero. Lastly, management evaluated the embedded conversion feature, and determined that currently, this embedded feature does not meet the net settlement criterion under ASC 815-15-25 because the underlying shares usually are not freely transferrable and thus not deemed readily convertible to cash. Consequently, the automatic conversion does not meet the criteria under ASC 815-15-25-1(c). For an embedded feature to be bifurcated, it must meet all three criteria in ASC 815-15-25-1. Therefore, this embedded feature does not require bifurcation.

During the three and nine months ended September 30, 2021, we recognized $0.6 million and $1.6 million, respectively, of interest expense on the Notes. The amortization of the debt issuance discount was insignificant during both periods.